Financial Instruments and Capital and Risk Management - Summary of Impact on Profit or Loss from the Change in Interest Rates of the Company's Financial Instruments (Detail) R$ in Thousands		12 Months Ended
	Aug. 07, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Interest rate risk
Cash equivalents—financial investments		R$ 164,095	R$ 3,541	R$ 843	R$ 4,117
Borrowings		(10,173)	(6,718)
Lease liability		(7,656)
Net Exposure and impact from interest rate risk		146,266
Scenario I probable [member]
Interest rate risk
Net Exposure and impact from interest rate risk - Scenario		17,186
Scenario II + 10% deterioration [member]
Interest rate risk
Net Exposure and impact from interest rate risk - Scenario		15,467
Scenario III + 25% deterioration [member]
Interest rate risk
Net Exposure and impact from interest rate risk - Scenario		12,890
Scenario IV + 50% deterioration [member]
Interest rate risk
Net Exposure and impact from interest rate risk - Scenario		R$ 8,593
Cash equivalents - financial investments [member]
Interest rate risk
Cash equivalents—financial investments - Probable rate		11.75
Cash equivalents - financial investments [member] | Scenario I probable [member]
Interest rate risk
Cash equivalents—financial investments - Scenario		R$ 19,281
Cash equivalents - financial investments [member] | Scenario II + 10% deterioration [member]
Interest rate risk
Cash equivalents—financial investments - Scenario		17,353
Cash equivalents - financial investments [member] | Scenario III + 25% deterioration [member]
Interest rate risk
Cash equivalents—financial investments - Scenario		14,461
Cash equivalents - financial investments [member] | Scenario IV + 50% deterioration [member]
Interest rate risk
Cash equivalents—financial investments - Scenario		R$ 9,641
Long-term borrowings [member]
Interest rate risk
Borrowings - Probable rate		11.75
Lease liability - Probable rate		11.75
Long-term borrowings [member] | Scenario I probable [member]
Interest rate risk
Borrowings - Scenario		R$ (1,195)
Lease liability - Scenario		(1,195)
Long-term borrowings [member] | Scenario II + 10% deterioration [member]
Interest rate risk
Borrowings - Scenario		(1,076)
Lease liability - Scenario		(1,076)
Long-term borrowings [member] | Scenario III + 25% deterioration [member]
Interest rate risk
Borrowings - Scenario		(896)
Lease liability - Scenario		(896)
Long-term borrowings [member] | Scenario IV + 50% deterioration [member]
Interest rate risk
Borrowings - Scenario		(598)
Lease liability - Scenario		R$ (598)
Lease liability [member]
Interest rate risk
Borrowings - Probable rate		11.75
Lease liability - Probable rate		11.75
Lease liability [member] | Scenario I probable [member]
Interest rate risk
Borrowings - Scenario		R$ (900)
Lease liability - Scenario		(900)
Lease liability [member] | Scenario II + 10% deterioration [member]
Interest rate risk
Borrowings - Scenario		(810)
Lease liability - Scenario		(810)
Lease liability [member] | Scenario III + 25% deterioration [member]
Interest rate risk
Borrowings - Scenario		(675)
Lease liability - Scenario		(675)
Lease liability [member] | Scenario IV + 50% deterioration [member]
Interest rate risk
Borrowings - Scenario		(450)
Lease liability - Scenario		R$ (450)
Boa Vista Servios SA [Member]
Interest rate risk
Cash equivalents—financial investments	R$ 1,174,989		1,382,268
Lease liability	(8,150)		(9,825)
Net Exposure and impact from interest rate risk	1,166,839		1,372,443
Boa Vista Servios SA [Member] | Scenario I probable [member]
Interest rate risk
Net Exposure and impact from interest rate risk - Scenario	137,103		188,711
Boa Vista Servios SA [Member] | Scenario II + 10% deterioration [member]
Interest rate risk
Net Exposure and impact from interest rate risk - Scenario	123,393		169,840
Boa Vista Servios SA [Member] | Scenario III + 25% deterioration [member]
Interest rate risk
Net Exposure and impact from interest rate risk - Scenario	102,827		141,533
Boa Vista Servios SA [Member] | Scenario IV + 50% deterioration [member]
Interest rate risk
Net Exposure and impact from interest rate risk - Scenario	R$ 68,552		R$ 94,356
Boa Vista Servios SA [Member] | Cash equivalents - financial investments [member]
Interest rate risk
Cash equivalents—financial investments - Probable rate	11.75		13.75
Boa Vista Servios SA [Member] | Cash equivalents - financial investments [member] | Scenario I probable [member]
Interest rate risk
Cash equivalents—financial investments - Scenario	R$ 138,061		R$ 190,062
Boa Vista Servios SA [Member] | Cash equivalents - financial investments [member] | Scenario II + 10% deterioration [member]
Interest rate risk
Cash equivalents—financial investments - Scenario	124,255		171,056
Boa Vista Servios SA [Member] | Cash equivalents - financial investments [member] | Scenario III + 25% deterioration [member]
Interest rate risk
Cash equivalents—financial investments - Scenario	103,546		142,546
Boa Vista Servios SA [Member] | Cash equivalents - financial investments [member] | Scenario IV + 50% deterioration [member]
Interest rate risk
Cash equivalents—financial investments - Scenario	R$ 69,031		R$ 95,031
Boa Vista Servios SA [Member] | Lease liability [member]
Interest rate risk
Borrowings - Probable rate	11.75		13.75
Lease liability - Probable rate	11.75		13.75
Boa Vista Servios SA [Member] | Lease liability [member] | Scenario I probable [member]
Interest rate risk
Borrowings - Scenario	R$ (958)		R$ (1,351)
Lease liability - Scenario	(958)		(1,351)
Boa Vista Servios SA [Member] | Lease liability [member] | Scenario II + 10% deterioration [member]
Interest rate risk
Borrowings - Scenario	(862)		(1,216)
Lease liability - Scenario	(862)		(1,216)
Boa Vista Servios SA [Member] | Lease liability [member] | Scenario III + 25% deterioration [member]
Interest rate risk
Borrowings - Scenario	(719)		(1,013)
Lease liability - Scenario	(719)		(1,013)
Boa Vista Servios SA [Member] | Lease liability [member] | Scenario IV + 50% deterioration [member]
Interest rate risk
Borrowings - Scenario	(479)		(676)
Lease liability - Scenario	R$ (479)		R$ (676)